Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other financial liabilities.
Schedule of other financial liabilities

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Deferred consideration	81,129	—	—
Contingent royalty liability	5,587	—	—
Deferred underwriting discount	7,280	9,280	—
Deferred liabilities	500	7,239	—
Financial liabilities arising from sale and leaseback transaction	193	—	—
	94,689	16,519	—

Non-current
Contingent consideration	84,200	—	—
Contingent royalty liability	38,398	—	—
Redeemable Class A ordinary shares	—	264,477	244,250
Deferred underwriting discount	—	—	9,280
Financial liabilities arising from sale and leaseback transaction	329	—	—
	122,927	264,477	253,530
	217,616	280,996	253,530